Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Schedule of compensation paid to key management personnel
In addition to their salaries, the Company also provides
non-cash
benefits and participation in the Stock Option Plan. The following table details the compensation paid to key management personnel:

Year ended December 31	2021	2020	2019
Salaries, fees and short-term benefits	$662	$771	$781
Share-based payments	50	230	208

	$712	$1,001	$989